Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stock-Based Compensation
Summary of fair value of the original NeuroRx options and Substitute Options determined using the Black-Scholes option-pricing model

	Original Options	Substitute Options
Strike price	$1.00-$72.30	$0.20-$14.58
Volatility rate	80.0%	80.0%
Risk-free rate	0.07%-0.79%	0.07%-0.79%
Expected term	0.18-5.99	0.18-5.99
Dividend yield	—	—

	June 30, 2021	December 31, 2020
Exercise price	$11.69-$23.41	$2.22-$3.07
Risk-free rate of interest	0.79%-1.24%	0.79%-0.79%
Expected term (years)	5.5-6.5	4.7-5.9
Expected stock price volatility	80%	80%
Dividend yield	—	—

	December 31,
	2020	2019
Exercise price	$11.00‑$15.25	$11.00
Risk-free rate of interest	0.30%‑0.49%	1.54%‑1.73%
Expected term (years)	5.5‑6.5	6.0‑6.5
Expected stock price volatility	80%	80%
Dividend yield	—	—

Schedule of share-based compensation arrangements by share-based payment award

			Weighted
		Weighted	average	Aggregate
	Number of	average	remaining	intrinsic
	shares	exercise price	term (years)	value
Outstanding as of December 31, 2020 (as previously reported)	486,755	$10.79	8.8	$19,571,655
Retroactive application of reverse recapitalization	1,927,548	(8.62)
Outstanding as of December 31, 2020, effect of Merger	2,414,303	$2.17	8.2	$53,659,966
Options granted	210,800	11.69	9.8	3,825,276
Forfeited	(198,400)	(2.22)	—	(6,587,328)
Outstanding as of March 31, 2021	2,426,703	$14.58	8.7	$30,388,510
Options granted	587,030	14.94	9.9	—
Forfeited	(89,280)	(7.86)	—	(339,082)
Exercised	(4,960)	(3.07)	—	(42,385)
Outstanding as of June 30, 2021	2,919,493	$5.25	9.0	$20,558,299
Options vested and exercisable as of June 30, 2021	1,095,294	$1.50	6.1	$11,106,829

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Stock-based compensation expense
General and administrative	$4,094,549	$50,881	$4,438,583	$117,469
Regulatory and process development	188,781	42,585	216,445	64,800
Total stock-based compensation expense	$4,283,330	$93,466	$4,655,028	$182,269

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
	shares	exercise price	life (in years)	value
Outstanding as of December 31, 2018	355,408	$5.74	8.2	$1,782,729
Granted	28,180	11.00	9.6
Forfeited/Cancelled	(50,000)	—	—	—
Outstanding as of December 31, 2019	333,588	$5.74	7.2	$1,782,729
Granted	266,500	14.37	9.7	9,761,125
Forfeited /Cancelled	(113,333)	—	—	—
Outstanding as of December 31, 2020	486,755	$10.79	8.8	$19,571,655
Options vested and exercisable as of December 31, 2020	329,489	$6.31	4.0	$14,723,342